Acquisitions of oil and gas properties (Details) (USD $)	Dec. 31, 2011
Fisher I Property
Proved developed and undeveloped oil and gas properties	$ 2,358,483
Total Identifiable Net Assets.	2,296,228
Proved developed and undeveloped oil and gas properties	2,358,483
Asset retirement obligations.	(62,255)
Total Identifiable Net Assets.	2,296,228
Miocene Property
Proved developed and undeveloped oil and gas properties	1,810,662
Total Identifiable Net Assets.	1,791,165
Assets Acquired - Accounts receivable	52,278
Liabilities Assumed - Accounts payable	(32,181)
Proved developed and undeveloped oil and gas properties	1,810,662
Asset retirement obligations.	(39,594)
Total Identifiable Net Assets.	1,791,165
Assets Acquired - Accounts receivable	52,278
Liabilities Assumed - Accounts payable	(32,181)
Fisher II Property
Proved developed and undeveloped oil and gas properties	1,915,152
Total Identifiable Net Assets.	1,747,760
Proved developed and undeveloped oil and gas properties	1,915,152
Asset retirement obligations.	(167,392)
Total Identifiable Net Assets.	1,747,760
Kansas Property
Proved developed and undeveloped oil and gas properties	6,703,508
Total Identifiable Net Assets.	5,244,676
Deferred tax liability assumed.	(1,362,665)
Proved developed and undeveloped oil and gas properties	6,703,508
Asset retirement obligations.	(96,167)
Total Identifiable Net Assets.	5,244,676
Deferred tax liability assumed.	(1,362,665)
Ogden Property
Proved developed and undeveloped oil and gas properties	695,575
Total Identifiable Net Assets.	687,501
Proved developed and undeveloped oil and gas properties	695,575
Asset retirement obligations.	(8,074)
Total Identifiable Net Assets.	687,501
Sunray Property
Proved developed and undeveloped oil and gas properties	2,042,850
Total Identifiable Net Assets.	1,994,943
Proved developed and undeveloped oil and gas properties	2,042,850
Asset retirement obligations.	(47,907)
Total Identifiable Net Assets.	$ 1,994,943